Accounts Payable, Accrued Liabilities and Asset Retirement Obligations - Summary of Movements in Asset Retirement Obligations (Detail) - MXN ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of asset retirement obligations [abstract]
Beginning balance	$ 18,245,129	$ 16,288,631
Effect of translation	(2,020,853)	(119,928)
Increase of the year	1,062,745	3,160,320
Applications payments	(151,364)	(126,088)
Applications reversals	(1,164,056)	(957,806)
Ending balance	$ 15,971,601	$ 18,245,129